Leases (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) lease	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
Leases
Number of operating leases | lease	3		3
Number of finance leases | lease	1
Cash paid for operating leases	$ 1,200	$ 1,200	$ 4,600	$ 5,200
Total operating lease expense	$ 1,000	$ 1,000	4,000	$ 4,700
ROU asset impairment			$ 393